Quarterly Holdings Report
for

Fidelity® Large Cap Growth Enhanced Index Fund

November 30, 2019

GEI-QTLY-0120
1.859523.112

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	52,961	$3,190,371
Entertainment - 1.2%
Electronic Arts, Inc. (a)	44,837	4,528,985
Netflix, Inc. (a)	24,113	7,587,397
Roku, Inc. Class A (a)	10,278	1,648,283
Take-Two Interactive Software, Inc. (a)	853	103,512
		13,868,177
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	23,027	30,029,280
Class C (a)	19,006	24,802,070
Facebook, Inc. Class A (a)	213,595	43,069,296
		97,900,646
Media - 0.7%
Cable One, Inc.	462	709,170
Comcast Corp. Class A	148,770	6,568,196
Omnicom Group, Inc.	16,656	1,323,819
		8,601,185

TOTAL COMMUNICATION SERVICES		123,560,379

CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.3%
Gentex Corp.	107,516	3,053,454
Distributors - 0.0%
LKQ Corp. (a)	5,733	202,260
Diversified Consumer Services - 0.4%
Frontdoor, Inc. (a)	111,354	5,039,882
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc. (a)	5,954	4,846,080
Las Vegas Sands Corp.	9,382	588,721
MGM Mirage, Inc.	184,172	5,884,295
Norwegian Cruise Line Holdings Ltd. (a)	75,764	4,063,981
Starbucks Corp.	33,019	2,820,813
		18,203,890
Household Durables - 1.0%
D.R. Horton, Inc.	48,112	2,662,999
Garmin Ltd.	1,400	136,766
Lennar Corp. Class A	22,931	1,367,834
NVR, Inc. (a)	1,829	6,935,367
PulteGroup, Inc.	15,024	595,702
		11,698,668
Internet & Direct Marketing Retail - 5.9%
Amazon.com, Inc. (a)	34,431	62,003,345
eBay, Inc.	139,415	4,952,021
The Booking Holdings, Inc. (a)	806	1,534,648
		68,490,014
Multiline Retail - 0.6%
Dollar General Corp.	12,100	1,904,056
Target Corp.	42,994	5,374,680
		7,278,736
Specialty Retail - 2.2%
AutoZone, Inc. (a)	4,712	5,550,359
Best Buy Co., Inc.	14,599	1,177,263
Lithia Motors, Inc. Class A (sub. vtg.)	2,077	333,525
Lowe's Companies, Inc.	9,465	1,110,339
The Home Depot, Inc.	73,253	16,153,019
TJX Companies, Inc.	14,629	894,271
		25,218,776
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	37,442	6,296,996
NIKE, Inc. Class B	45,866	4,288,012
		10,585,008

TOTAL CONSUMER DISCRETIONARY		149,770,688

CONSUMER STAPLES - 4.6%
Beverages - 1.0%
PepsiCo, Inc.	48,335	6,565,343
The Coca-Cola Co.	92,787	4,954,826
		11,520,169
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	49,587	14,866,678
U.S. Foods Holding Corp. (a)	67,277	2,675,606
Walmart, Inc.	41,392	4,929,373
		22,471,657
Food Products - 0.9%
General Mills, Inc.	101,474	5,410,594
The Hershey Co.	35,917	5,321,463
		10,732,057
Household Products - 0.7%
Kimberly-Clark Corp.	9,287	1,266,190
Procter & Gamble Co.	58,482	7,138,313
		8,404,503

TOTAL CONSUMER STAPLES		53,128,386

FINANCIALS - 4.2%
Capital Markets - 2.6%
Cohen & Steers, Inc.	19,945	1,338,908
LPL Financial	58,385	5,391,855
MarketAxess Holdings, Inc.	13,556	5,474,184
MSCI, Inc.	30,180	7,822,354
S&P Global, Inc.	13,247	3,505,819
SEI Investments Co.	96,526	6,228,823
T. Rowe Price Group, Inc.	6,280	775,957
		30,537,900
Consumer Finance - 0.6%
Discover Financial Services	9,026	766,037
Synchrony Financial	168,337	6,297,487
		7,063,524
Insurance - 0.8%
Primerica, Inc.	19,655	2,630,625
Progressive Corp.	88,220	6,444,471
		9,075,096
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	48,268	2,637,846

TOTAL FINANCIALS		49,314,366

HEALTH CARE - 16.5%
Biotechnology - 4.2%
AbbVie, Inc.	184,344	16,172,499
Alexion Pharmaceuticals, Inc. (a)	1,367	155,756
Alnylam Pharmaceuticals, Inc. (a)	757	88,675
Amgen, Inc.	64,364	15,107,518
Biogen, Inc. (a)	25,166	7,545,018
Gilead Sciences, Inc.	1,440	96,826
Incyte Corp. (a)	24,439	2,301,176
Regeneron Pharmaceuticals, Inc. (a)	18,427	6,799,563
Vertex Pharmaceuticals, Inc. (a)	2,096	464,788
		48,731,819
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	102,616	8,768,537
Align Technology, Inc. (a)	10,911	3,026,057
Boston Scientific Corp. (a)	157,328	6,804,436
Danaher Corp.	28,840	4,210,063
DexCom, Inc. (a)	10,264	2,333,110
Edwards Lifesciences Corp. (a)	41,274	10,109,654
Haemonetics Corp. (a)	9,452	1,139,911
Hill-Rom Holdings, Inc.	19,398	2,079,660
Hologic, Inc. (a)	31,639	1,623,713
Novocure Ltd. (a)	43,446	4,004,852
Tandem Diabetes Care, Inc. (a)	44,041	3,040,150
		47,140,143
Health Care Providers & Services - 2.8%
DaVita HealthCare Partners, Inc. (a)	4,926	353,539
HCA Holdings, Inc.	1,544	214,091
Molina Healthcare, Inc. (a)	38,144	5,168,512
UnitedHealth Group, Inc.	94,998	26,587,090
		32,323,232
Health Care Technology - 0.6%
Veeva Systems, Inc. Class A (a)	49,391	7,368,149
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	47,671	3,850,387
Thermo Fisher Scientific, Inc.	1,686	529,320
		4,379,707
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	200,260	11,402,804
Bristol-Myers Squibb Co. rights (a)	43,063	92,585
Eli Lilly & Co.	73,536	8,629,450
Johnson & Johnson	62,627	8,610,586
Merck & Co., Inc.	257,330	22,434,029
		51,169,454

TOTAL HEALTH CARE		191,112,504

INDUSTRIALS - 8.4%
Aerospace & Defense - 2.4%
Harris Corp.	37,619	7,564,805
HEICO Corp.	28,599	3,714,724
Lockheed Martin Corp.	4,208	1,645,454
Northrop Grumman Corp.	4,709	1,656,485
Parsons Corp.	21,977	879,739
Raytheon Co.	7,310	1,589,340
The Boeing Co.	24,587	9,003,268
United Technologies Corp.	9,840	1,459,666
		27,513,481
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	5,278	631,935
Airlines - 0.5%
Southwest Airlines Co.	101,617	5,857,204
Building Products - 0.4%
Builders FirstSource, Inc. (a)	91,478	2,324,456
Simpson Manufacturing Co. Ltd.	25,280	2,052,736
		4,377,192
Commercial Services & Supplies - 1.1%
Brady Corp. Class A	10,766	613,662
Cintas Corp.	26,682	6,858,875
Herman Miller, Inc.	117,119	5,595,946
		13,068,483
Construction & Engineering - 0.5%
EMCOR Group, Inc.	65,377	5,813,977
Industrial Conglomerates - 0.1%
3M Co.	361	61,287
Carlisle Companies, Inc.	4,589	715,792
		777,079
Machinery - 0.9%
Allison Transmission Holdings, Inc.	84,749	4,101,852
Cummins, Inc.	33,032	6,040,232
		10,142,084
Professional Services - 0.8%
CoStar Group, Inc. (a)	4,674	2,864,508
Robert Half International, Inc.	103,774	6,039,647
		8,904,155
Road & Rail - 1.7%
CSX Corp.	97,914	7,004,768
Union Pacific Corp.	70,536	12,413,631
		19,418,399
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	2,345	743,248

TOTAL INDUSTRIALS		97,247,237

INFORMATION TECHNOLOGY - 39.7%
Communications Equipment - 2.3%
Ciena Corp. (a)	137,637	5,224,701
Cisco Systems, Inc.	454,748	20,604,632
F5 Networks, Inc. (a)	4,404	641,707
		26,471,040
Electronic Equipment & Components - 1.8%
Itron, Inc. (a)	9,504	761,080
Jabil, Inc.	61,774	2,399,302
Keysight Technologies, Inc. (a)	70,966	7,595,491
National Instruments Corp.	84,253	3,548,736
Zebra Technologies Corp. Class A (a)	27,099	6,800,223
		21,104,832
IT Services - 8.6%
Accenture PLC Class A	30,170	6,068,997
Amdocs Ltd.	88,617	6,141,158
Automatic Data Processing, Inc.	7,036	1,201,608
Booz Allen Hamilton Holding Corp. Class A	4,001	291,113
EPAM Systems, Inc. (a)	10,211	2,163,200
Genpact Ltd.	127,124	5,173,947
GoDaddy, Inc. (a)	51,761	3,435,895
IBM Corp.	53,102	7,139,564
MasterCard, Inc. Class A	90,460	26,435,126
Maximus, Inc.	10,301	768,970
PayPal Holdings, Inc. (a)	38,380	4,145,424
VeriSign, Inc. (a)	35,487	6,768,790
Visa, Inc. Class A	165,296	30,498,765
		100,232,557
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (a)	169,323	6,628,995
Amkor Technology, Inc. (a)	9,613	116,221
Applied Materials, Inc.	139,178	8,058,406
Broadcom, Inc.	10,110	3,196,883
Cirrus Logic, Inc. (a)	21,980	1,575,966
Intel Corp.	106,481	6,181,222
Lam Research Corp.	31,303	8,352,579
Micron Technology, Inc. (a)	2,699	128,229
NVIDIA Corp.	23,969	5,195,041
Qorvo, Inc. (a)	28,978	3,019,797
Qualcomm, Inc.	83,954	7,014,357
Texas Instruments, Inc.	26,769	3,217,901
Xilinx, Inc.	51,734	4,799,881
		57,485,478
Software - 14.5%
Adobe, Inc. (a)	48,126	14,896,441
Alteryx, Inc. Class A (a)	3,445	391,111
Cadence Design Systems, Inc. (a)	105,490	7,410,673
Dropbox, Inc. Class A (a)	174,554	3,227,503
Fair Isaac Corp. (a)	15,455	5,683,576
Intuit, Inc.	41,051	10,627,693
Manhattan Associates, Inc.(a)	45,572	3,805,718
Microsoft Corp.	549,665	83,208,288
Oracle Corp.	151,755	8,519,526
Salesforce.com, Inc. (a)	100,699	16,402,860
ServiceNow, Inc. (a)	7,916	2,240,545
Smartsheet, Inc. (a)	15,547	737,394
Synopsys, Inc. (a)	53,281	7,514,752
The Trade Desk, Inc. (a)(b)	5,532	1,456,797
Verint Systems, Inc. (a)	15,605	758,559
VMware, Inc. Class A	10,028	1,560,557
		168,441,993
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	326,810	87,339,970

TOTAL INFORMATION TECHNOLOGY		461,075,870

MATERIALS - 0.3%
Chemicals - 0.3%
CF Industries Holdings, Inc.	64,037	2,959,150
NewMarket Corp.	237	117,071
		3,076,221
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	60,801	13,013,238
Douglas Emmett, Inc.	16,258	716,490
Essex Property Trust, Inc.	860	268,475
Gaming & Leisure Properties	39,272	1,657,278
PS Business Parks, Inc.	1,445	255,173
Realty Income Corp.	26,643	2,041,653
SBA Communications Corp. Class A	13,687	3,236,565
		21,188,872
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	6,107	348,221
Newmark Group, Inc.	14,628	190,895
		539,116

TOTAL REAL ESTATE		21,727,988

TOTAL COMMON STOCKS
(Cost $778,235,871)		1,150,013,639
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.64% 3/19/20 (c)
(Cost $597,042)	600,000	597,218
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund 1.61% (d)	11,895,284	$11,897,663
Fidelity Securities Lending Cash Central Fund 1.61% (d)(e)	1,487,747	1,487,896
TOTAL MONEY MARKET FUNDS
(Cost $13,385,559)		13,385,559
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $792,218,472)		1,163,996,416
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,062,137)
NET ASSETS - 100%		$1,160,934,279

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	68	Dec. 2019	$10,688,580	$564,786	$564,786

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $553,422.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,760
Fidelity Securities Lending Cash Central Fund	1,970
Total	$42,730

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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